Available-for-sale Investment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Available-for-sale Investment [Abstract]
Convertible loan	$ 495	$ 495	$ 0